Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	Index Funds
CIK	dei_EntityCentralIndexKey	0001345125
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul. 29, 2014
Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Giant 5 Total Index System
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section Giant 5 Total Index System
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The Giant 5 Total Index System (the “Index Fund” or the “Fund”) seeks total return.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141.47% of the average value of its portfolio. Turnover increased significantly this year over last year. This was due to large rebalancing trades and portfolio replacements. The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance. Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	141.47%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same expenses whether or not you redeem your shares.
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in unaffiliated index funds and exchange traded funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

• Real Estate: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as real estate investment trusts--"REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

• Energy: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

• Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods);

• Bonds: fixed income securities of domestic and foreign issuers (such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds). Exchange Traded Notes (“ETNs”) can be purchased in the bond category of the portfolio. Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks, such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

• Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants. An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").

Under normal circumstances, the Fund seeks to invest at least 80% of the Fund’s assets in Underlying Funds that invest at least 80% of their assets in a manner intended to replicate the performance of a specific index.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Adviser typically considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

The Fund generally invests its assets among the Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no specific limit or minimum to the amount of the Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material index funds and Exchange Traded Funds (“ETFs”), the Fund’s investment adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

• Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

• Index Funds – Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund’s investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

• Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

• Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

• Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

• Management Risk – The risk that the investment adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

• Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

• Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

• Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

• Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

• Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

• Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

• Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940 (the “1940 Act”). ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

• International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation. Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

• Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

• Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

• Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

• Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

• Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

• Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

• Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

• Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

May Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could under-perform other investments.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The table compares the Fund’s Investor class shares average annual returns to broad measures of market performance. The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-544-2685
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.weareindex.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31 Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	As of June 30, 2014, the year-to-date return for the Giant 5 Total Index System was 6.22%.
Best Quarter (2nd Quarter 2009 ):	21.46%
Worst Quarter (4th Quarter 2008 ):	-22.51%

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns provided reflect the returns of the Giant 5 Total Index System - Investor Class shares. Institutional Class shares offered by this prospectus would have had substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	6.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.51%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Giant 5 Total Index System | Global Dow (TR)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.25%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.68%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[1]
Giant 5 Total Index System | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	207
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	640
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,098
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,369
Giant 5 Total Index System | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDEX
2007	rr_AnnualReturn2007	8.65%
2008	rr_AnnualReturn2008	(37.14%)
2009	rr_AnnualReturn2009	32.41%
2010	rr_AnnualReturn2010	15.05%
2011	rr_AnnualReturn2011	(8.34%)
2012	rr_AnnualReturn2012	11.71%
2013	rr_AnnualReturn2013	0.34%
1 Year	rr_AverageAnnualReturnYear01	0.34%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.37%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[3]
Giant 5 Total Index System | Investor Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[3]
Giant 5 Total Index System | Investor Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.19%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.46%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[3]
Giant 5 Total Investment System
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section Giant 5 Total Investment System
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The Giant 5 Total Investment System (the “Investment Fund” or the “Fund”) seeks total return.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.08% of the average value of its portfolio. Turnover increased significantly this year over last year. This was due to large rebalancing trades and portfolio replacements. The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance. Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	115.08%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same expenses whether or not you redeem your shares.
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in other unaffiliated mutual funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

• Real Estate: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as real estate investment trusts—“REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

• Energy: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

• Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials. (such as industrial metals, timber, precious metals and foods.)

• Bonds: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds); and

• Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value), and.

To gain access to certain commodity markets or currencies, the Adviser may invest in Exchange Traded Funds (“ETFs”), Exchange Traded Notes (“ETNs”) and specific publicly-traded companies.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants. An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").

The Fund generally invests among these Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material funds, the Adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments. The Fund seeks to invest in funds that meet the Fund’s Theme criteria, which offer the greatest risk-adjusted return.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Fund’s Adviser primarily considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

• Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

• Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

• Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

• Management Risk – The risk that the Adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

• Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

• Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

• Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

• Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

• Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

• Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

• Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

• Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940 (the “1940 Act”). ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

• International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation. Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

• Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

• Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

• Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

• Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

• Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

• Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

• Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

• Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could under-perform other investments.

May Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could under-perform other investments.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The table compares the Fund’s Investor class shares average annual returns to broad measures of market performance. The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-544-2685
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.weareindex.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31 Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	As of June 30, 2014, the year-to-date return for the Giant 5 Total Investment System was 4.63%.
Best Quarter (2nd Quarter 2009 ):	21.89%
Worst Quarter (4th Quarter 2008 ):	-22.91%

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns provided reflect the returns of the Giant 5 Total Investment System - Investor Class shares. Institutional Class shares offered by this prospectus would have had substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(2.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.91%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Giant 5 Total Investment System | Global Dow (TR)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.25%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.68%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[4]
Giant 5 Total Investment System | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	254
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	782
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,335
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,157
Giant 5 Total Investment System | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CASHX
2007	rr_AnnualReturn2007	14.52%
2008	rr_AnnualReturn2008	(39.20%)
2009	rr_AnnualReturn2009	37.77%
2010	rr_AnnualReturn2010	16.91%
2011	rr_AnnualReturn2011	(8.64%)
2012	rr_AnnualReturn2012	11.12%
2013	rr_AnnualReturn2013	3.15%
1 Year	rr_AverageAnnualReturnYear01	3.15%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[5]
Giant 5 Total Investment System | Investor Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.00%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[5]
Giant 5 Total Investment System | Investor Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.78%	[5]
5 Years	rr_AverageAnnualReturnYear05	8.79%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[5]
Giant 5 Total Index System
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section Giant 5 Total Index System (INDEX)
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The Giant 5 Total Index System (the “Index Fund” or the “Fund”) seeks total return.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141.47% of the average value of its portfolio. Turnover increased significantly this year over last year. This was due to large rebalancing trades and portfolio replacements. The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance. Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	141.47%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same expenses whether or not you redeem your shares.
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in unaffiliated index funds and exchange traded funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

• Real Estate: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate. (Such as real estate investment trusts--"REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

• Energy: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

• Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods);

• Bonds: fixed income securities of domestic and foreign issuers (such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds). Exchange Traded Notes (“ETNs”) can be purchased in the bond category of the portfolio. Unsecured debt securities which pay a return based on fixed income benchmarks or certain commodity benchmarks, such as silver or gold, will be coded in the bond category of the portfolio for the purpose of asset allocation decisions; and

• Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value).

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants. An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").

Under normal circumstances, the Fund seeks to invest at least 80% of the Fund’s assets in Underlying Funds that invest at least 80% of their assets in a manner intended to replicate the performance of a specific index.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Adviser typically considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

The Fund generally invests its assets among the Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no specific limit or minimum to the amount of the Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material index funds and Exchange Traded Funds (“ETFs”), the Fund’s investment adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material index funds and ETFs become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

• Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the

Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

• Index Funds – Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of an index. While an Underlying Fund attempts to replicate the investment results of an index, the Underlying Fund’s investment results generally will not be identical to those of the index because of the fees and expenses borne by the Underlying Fund and investor purchases and sales of Underlying Fund shares, which can occur daily.

• Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

• Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

• Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

• Management Risk – The risk that the Adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

• Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

• Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

• Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

• Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

• Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

• Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

• Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

• International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation. Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

• Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

• Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

• Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

• Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

• Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

• Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

• Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

• Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

May Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The table compares the Fund’s average annual returns to broad measures of market performance. The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-544-2685
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.weareindex.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31 Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	As of June 30, 2014, the year-to-date return for the Giant 5 Total Index System was 6.22%.
Best Quarter (2nd Quarter 2009 ):	21.46%
Worst Quarter (4th Quarter 2008 ):	-22.51%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	6.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.51%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Giant 5 Total Index System | Global Dow (TR)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.25%	[6]
5 Years	rr_AverageAnnualReturnYear05	12.68%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[6]
Giant 5 Total Index System | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDEX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Maximum Account Maintenance Fee (for Investor Share accounts below $10,000)	rr_MaximumAccountFee	20	[7]
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	224
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	691
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,185
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,544
2007	rr_AnnualReturn2007	8.65%
2008	rr_AnnualReturn2008	(37.14%)
2009	rr_AnnualReturn2009	32.41%
2010	rr_AnnualReturn2010	15.05%
2011	rr_AnnualReturn2011	(8.34%)
2012	rr_AnnualReturn2012	11.71%
2013	rr_AnnualReturn2013	0.34%
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Giant 5 Total Index System | Investor Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Giant 5 Total Index System | Investor Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.19%
5 Years	rr_AverageAnnualReturnYear05	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Giant 5 Total Investment System
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section Giant 5 Total Investment System (CASHX)
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The Giant 5 Total Investment System (the “Investment Fund” or the “Fund”) seeks total return.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.08% of the average value of its portfolio. Turnover increased significantly this year over last year. This was due to large rebalancing trades and portfolio replacements. The manager felt it was necessary to make changes to the portfolio holdings in an effort to increase performance. Due to very competitive trading rates, the increase in turnover did not create material trading costs for shareholders.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	115.08%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same expenses whether or not you redeem your shares.
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective through a “fund of funds” approach, whereby the Fund primarily invests in other unaffiliated mutual funds (each, an “Underlying Fund,” and collectively, “Underlying Funds”). The Adviser understands “total return” to mean the total performance of an investment including interest, capital gains, dividends and distributions realized over a period time. The Underlying Funds in turn primarily invest in one or more of the following 5 Essential Themes:

• Real Estate: securities of businesses which are principally engaged in or related to the real estate industry. This would include securities of companies involved in the development, construction, management, or sale of residential, commercial, or industrial real estate (such as real estate investment trusts—“REITs”, home construction companies, businesses that manufacture materials used in home construction, and commercial property developers);

• Energy: securities of businesses which are principally engaged in or related to the energy industry. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial energy (such as oil, natural gas, unleaded gas, heating oil, coal, electricity, wind, solar, tidal, fuel cell, hydrogen and businesses that manufacture the equipment used to extract or harness these energy sources);

• Raw Materials: securities of businesses which are principally engaged in or related to raw materials industries. This would include securities of companies involved in the development, production, management, or sale of residential, commercial, or industrial raw materials (such as industrial metals, timber, precious metals and foods.)

• Bonds: fixed income securities of domestic and foreign issuers (Such as government bonds, corporate bonds, municipal bonds, inflation protected bonds, currency, foreign currency money markets, foreign currency short term securities and foreign issuer bonds); and

• Capital Markets: global (domestic and international) equity securities of businesses of all capitalizations (large cap, mid cap, small cap) and all styles (growth and value), and.

To gain access to certain commodity markets or currencies, the Adviser may invest in Exchange Traded Funds (“ETFs”), Exchange Traded Notes (“ETNs”) and specific publicly-traded companies.

The equity securities in which an Underlying Fund may invest include primarily common stock, preferred stock and warrants. An issuer is principally “engaged in” or principally “related to” a certain industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, activities, products or services related to that industry in the assessment of The Willis Group, Inc., the Fund's investment adviser (the "Adviser").

The Fund generally invests among these Themes in substantially equal portions over time. However, the amount of the Fund’s assets invested in the Themes is subject to the Adviser’s discretion, and there is no limit or minimum to the amount of Fund’s assets that may be invested in a particular Theme. For example, in periods of low availability of Raw Material funds, the Adviser reserves the right to combine the Raw Materials and Energy Themes for asset allocation and rebalancing purposes, until such time that Raw Material funds become sufficiently available again.

The Underlying Funds may invest in securities of all investment styles (such as growth stocks and value stocks), market capitalizations (small, mid, and large capitalization companies), average weighted maturities, credit qualities and in domestic or international companies. The Fund seeks to maintain a portfolio of investments which best represent the various market segments and subclasses within a Theme and invests in as many Underlying Funds as may be necessary for representation of the Themes. Under normal circumstances, the Fund will invest in both domestic and international holdings within each Theme, to the extent such opportunities exist, and at the discretion of the Fund’s Adviser. However, there is no specific limit or minimum to the Fund’s international holdings. The Fund defines an international holding as an investment company or ETF that invests a majority of its assets in international investments. The Fund seeks to invest in funds that meet the Fund’s Theme criteria, which offer the greatest risk-adjusted return.

When determining whether to invest in or sell an Underlying Fund in the Fund’s portfolio, the Fund’s Adviser primarily considers the Underlying Fund’s representation of a Theme, its fees and expenses, its absolute performance, in particular its returns during the most recent 1 through 5 year periods, as well as the Underlying Fund’s performance relative to the applicable index, style drift, geographic diversification and asset management tenure.

When Underlying Funds are unavailable or, in the Adviser’s view, unable to adequately represent a Theme (which may be due to factors such as cost savings or performance), the Fund may invest directly in derivative instruments to gain access to certain indexes, such as swap agreements, forward contracts and futures.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

• Underlying Fund Risks – By investing in shares of an Underlying Fund, each Fund indirectly pays a portion of management fees and other expenses of the Underlying Fund, including any applicable sales charges. Therefore, you may pay higher total operating expenses and other costs than you might pay by owning each of the Underlying Funds directly.

Because the Underlying Funds may invest in certain asset classes and/or specific investment styles, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the Underlying Fund and the Fund in proportion to the percentage of the Fund’s assets invested in the Underlying Fund. The principal risks that are expected to be associated with the Underlying Funds are described below.

If a Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

• Asset Allocation Risk – The Fund’s strategy to gain exposure to the Themes in substantially equal portions is intended to provide consistent, quality performance for the Fund, but there is no guarantee that such strategy will produce the desired results. It is possible that the Fund will invest in an Underlying Fund that performs poorly or a sub-class within a Theme, which underperforms other sub-classes.

• Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

• Management Risk – The risk that the investment Adviser of the Fund and those of the Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

• Market Risk – The market price of securities owned by the Fund or any Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

• Issuer Risk – The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon reasons which directly relate to the issuer such as earning reports, management issues and the development of new products.

In addition, among the principal risks that are expected to be associated with investing in the Underlying Funds and therefore affect the total return of the Fund are:

• Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Certain Underlying Funds may invest in mid- to small-cap stocks which tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a Fund or Underlying Fund invests in a growth stock or value fund, it will be subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment in growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

• Fixed Income Securities – The value of fixed income securities will fluctuate with changes in interest rates. Generally, a rise in interest rates causes a decline in the value of fixed income securities and the market price of securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

• Interest Rate Risk – As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

• Credit Risk – An Underlying Fund, and as a result the Fund, could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract or repurchase agreement, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

• Exchange Traded Funds – ETFs are baskets of securities that are, like stocks, traded on exchanges such as the NYSE Amex and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETFs underlying securities is halted. Although the expense ratio for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expense.

• Exchange Traded Notes Risk - ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940 (the “1940 Act”). ETNs, like ETFs, are traded on stock exchanges and generally track specified market indexes, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

• International Securities Risks – Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation. Although the Fund expects that Underlying Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability, including war, that could negatively affect the Fund.

• Currency Risk – Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

• Real Estate Risk – An Underlying Fund that invests in real estate securities is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

• Real Estate Investment Trusts Risk (“REITs”) – Securities issued by real estate investment trusts (“REITs”) are subject to additional risks to the “Real Estate Risks” described above, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

• Energy Sector Risk – Companies in the industry sector are subject to various risks including: effects on the profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located to do business; and risks for environmental damage claims.

• Raw Materials Risk – Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations.

• Industry Concentration Risk – Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

• Geographic Concentration Risk – An Underlying Fund may invest a substantial portion of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An Underlying Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging countries.

• Leveraging Risk – Certain Underlying Funds may use leveraging techniques. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease the value of an Underlying Fund’s portfolio securities.

You could lose money on your investment in the Fund or the Fund could under-perform other investments.

May Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could under-perform other investments.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified and an Underlying Fund may be non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year. The table compares the Fund’s average annual returns to broad measures of market performance. The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

You can obtain updated performance information by calling 1-888-544-2685 or by visiting the Index Funds website at www.weareindex.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows gives some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-544-2685
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.weareindex.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31 Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	As of June 30, 2014, the year-to-date return for the Giant 5 Total Investment System was 4.63%.
Best Quarter (2nd Quarter 2009 ):	21.89%
Worst Quarter (4th Quarter 2008 ):	-22.91%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	4.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.91%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Giant 5 Total Investment System | Global Dow (TR)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.25%	[6]
5 Years	rr_AverageAnnualReturnYear05	12.68%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[6]
Giant 5 Total Investment System | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CASHX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Maximum Account Maintenance Fee (for Investor Share accounts below $10,000)	rr_MaximumAccountFee	20	[7]
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	271
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	832
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,420
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,012
2007	rr_AnnualReturn2007	14.52%
2008	rr_AnnualReturn2008	(39.20%)
2009	rr_AnnualReturn2009	37.77%
2010	rr_AnnualReturn2010	16.91%
2011	rr_AnnualReturn2011	(8.64%)
2012	rr_AnnualReturn2012	11.12%
2013	rr_AnnualReturn2013	3.15%
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Giant 5 Total Investment System | Investor Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	11.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Giant 5 Total Investment System | Investor Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	8.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006

[1]	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies. The Fund's shareholders indirectly bear the expenses of other funds in which the Fund invests ("Acquired Funds"). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Returns provided reflect the returns of the Giant 5 Total Index System - Investor Class shares. Institutional Class shares offered by this prospectus would have had substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
[4]	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.
[5]	Returns provided reflect the returns of the Giant 5 Total Investment System - Investor Class shares. Institutional Class shares offered by this prospectus would have had substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
[6]	The Global Dow Total Return Index is not actively managed, and the figures here do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.
[7]	Accounts exempt from this fee are IRAs, retirement plans, 401(k) plans, 403(b)(7) custodial accounts, SEPs and Money Purchase and/or Profit Sharing plans. A $15 annual maintenance fee will be charged on IRA and 401(k) accounts. If an annual maintenance fee has not yet been charged when the IRA or 401(k) account is completely liquidated, the full annual maintenance fee will be charged to the account at that time.
[8]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies. The Fund's shareholders indirectly bear the expenses of other funds in which the Fund invests ("Acquired Funds"). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.